Description of the Plan (Details) - EBP 015 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 09, 2024
EBP, Description of Plan [Line Items]
Maximum annual participant pre-tax contribution rate, as percentage of compensation (percent)	50.00%
Maximum annual participant Roth and / or after-tax contribution rate, as percentage of compensation (percent)	16.00%
Period after receipt of of automatic enrollment notice that employee can opt out or change their contribution percentage	30 days
Annual increase in participant automatic deferral rate (percent)	1.00%
Company's match (percent)	100.00%
Eligible compensation contributed by Participant that is matched (percent)	6.00%
Employer non-matching discretionary contribution (percent)	3.00%
Maximum participant contributions to be directed for investment in employer's common stock fund (percent)	25.00%
Maximum participant investment in employer's common stock fund (percent)	25.00%
Participants' contribution, investment direction, incremental rate (percent)	1.00%
Minimum required investment in the self-directed brokerage account option	$ 1,000
Forfeited non-vested accounts used to reduce future employer contributions and / or pay administrative expenses of the Plan	441,000	$ 84,000
Participant loan limit	$ 50,000
Participant loan limit as a percentage of vested account balance (percent)	50.00%
Minimum loan amount	$ 500
Loan repayment period (up to)	5 years
Loan origination fee (percent)	$ 50
Loan interest rate, spread on prime rate (percent)	1.00%
Required minimum distribution threshold	$ 7,000		$ 5,000
Account balance threshold to be eligible for direct roll-over into another retirement account	$ 1,000
Service period threshold less than which would result in suspension of making after-tax contributions	5 years
Minimum
EBP, Description of Plan [Line Items]
Participant automatic deferral rate (percent)	6.00%
Future contributions that can be directly invested in the self-brokerage account (percent)	10.00%
Maximum
EBP, Description of Plan [Line Items]
Participant automatic deferral rate (percent)	10.00%
Future contributions that can be directly invested in the self-brokerage account (percent)	90.00%
Grandfathered Non-Bargaining Retirement Plan Participant
EBP, Description of Plan [Line Items]
Company's match (percent)	50.00%
Eligible compensation contributed by Participant that is matched (percent)	6.00%
Bargaining Retirement Plan Participants
EBP, Description of Plan [Line Items]
Period after receipt of of automatic enrollment notice that employee can opt out or change their contribution percentage	90 days
Eligible compensation contributed by Participant that is matched (percent)	6.00%
Participants' annual vesting in employer contributions (percent)	20.00%
Participant vesting period in employer contributions	5 years
Bargaining Retirement Plan Participants | Minimum
EBP, Description of Plan [Line Items]
Participant automatic deferral rate (percent)	3.00%
Eligible compensation contributed by Participant that is matched (percent)	5.00%
Bargaining Retirement Plan Participants | Maximum
EBP, Description of Plan [Line Items]
Company's match (percent)	50.00%
Eligible compensation contributed by Participant that is matched (percent)	8.00%
EBP, Participant, Bargaining Retirement Plan Participant, Including Utility Workers Union of America, Local 175
EBP, Description of Plan [Line Items]
Maximum annual eligible compensation contributed by Participant that is matched	$ 1,400
Non-Union And Certain Union Participants Hired After January 1, 2024
EBP, Description of Plan [Line Items]
Participant vesting period in employer contributions	2 years